UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-22220

                              Wells Fargo Multi-Strategy 100 Fund I, LLC
(Exact name of registrant as specified in charter)

c/o Wells Fargo Alternative Asset Management, LLC
333 Market Street, 29th Floor, MAC A0119-291
                               San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

Dede Dunegan
Wells Fargo Alternative Asset Management, LLC
550 California Street, 6th Floor, MAC A0112-063
                          San Francisco, CA  94104
(Name and address of agent for service)

Registrant's telephone number, including area code:   (866) 440-7460

Date of fiscal year end:  January 31

Date of reporting period:  July 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wells Fargo Multi-Strategy 100 Fund I, LLC

Financial Statements for the Six Month
Period Ended July 31, 2011
(Unaudited)

Wells Fargo Multi-Strategy 100 Fund I, LLC

Table of Contents

Wells Fargo Multi-Strategy 100 Fund I, LLC Statement of Assets, Liabilities and Members’ Capital As of July 31, 2011 (Unaudited)

Assets

Investment in Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the "Master Fund")	$128,470,791
Cash and cash equivalents	92,712
Receivable for investment in the Master Fund sold	4,043,939
Investment in the Master Fund paid in advance	824,000
Total assets	133,431,442

Liabilities

Payable for Units tendered	4,043,939
Subscriptions received in advance	850,000
Directors' fees payable	2,350
Accrued expenses and other liabilities	84,102
Total liabilities	4,980,391

Members' Capital

Total members' capital	$128,451,051

Members' Capital per Unit

Units outstanding	99,765.6214
Members' capital per Unit	$1,287.5282

See Notes to Financial Statements.

1

Wells Fargo Multi-Strategy 100 Fund I, LLC
Statement of Operations For the Period from February 1, 2011 to July 31, 2011 (Unaudited)

Net Investment Income/(Loss) Allocated from Master Fund

Investment income	$230,411
Expenses	(1,022,622)
Net investment income/(loss) allocated from Master Fund	(792,211)

Fund Income

Interest	90

Fund Expenses

Accounting and administration services fees	52,525
Directors' fees	4,700
Professional fees	2,500
Registration fees	1,858
Custody fees	722
Other operating expenses	3,861
Total expenses	66,166
Net investment loss	(858,287)

Net Realized and Unrealized Gain/(Loss) on Investments Allocated from Master Fund

Net realized gain from investments	1,526,521
Net change in unrealized depreciation on investments	(5,090,731)
Total net realized and unrealized loss from investments	(3,564,210)

Net decrease in members' capital resulting from operations	$(4,422,497)

See Notes to Financial Statements.

2

Wells Fargo Multi-Strategy 100 Fund I, LLC
Statements of Changes in Members’ Capital

	For the Six Month Period Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011
Increase/(Decrease) in Members' Capital
Operations

Net investment loss	$(858,287)	$(1,474,679)
Net realized gain from investments	1,526,521	97,295
Net change in unrealized appreciation/(depreciation) on investments	(5,090,731)	10,824,315
Net increase/(decrease) in members' capital resulting from operations	(4,422,497)	9,446,931

Capital Transactions

Issuance of Units	15,470,000	43,263,252
Units tendered	(8,735,730)	(11,990,400)
Increase in members' capital derived from capital transactions	6,734,270	31,272,852

Members' Capital

Total increase in members' capital	2,311,773	40,719,783
Beginning of period	126,139,278	85,419,495
End of period	$128,451,051	$126,139,278

See Notes to Financial Statements.

3

Wells Fargo Multi-Strategy 100 Fund I, LLC
Statement of Cash Flows
For the Period from February 1, 2011 to July 31, 2011 (Unaudited)

Cash Used in Operating Activities

Net decrease in members' capital resulting from operations	$(4,422,497)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used in operating activities:
Decrease in investment in the Master Fund paid in advance	1,396,800
Decrease in receivable for investment in the Master Fund sold	210,202
Increase in accrued expenses and other liabilities	12,996
Net investment loss allocated from the Master Fund	792,211
Net realized gain from investments allocated from the Master Fund	(1,526,521)
Net change in unrealized depreciation on investments allocated from the Master Fund	5,090,731
Purchases of interest in the Master Fund	(15,414,500)
Sales of interest in the Master Fund	8,735,730
Net cash used in operating activities	(5,124,848)

Cash Provided by Financing Activities

Proceeds from issuance of Units (net of change in subscriptions received in advance of $(1,384,000))	14,086,000
Payments on tender of Units (net of change in payable for Units tendered of $210,202)	(8,945,932)
Net cash provided by financing activities	5,140,068

Cash and Cash Equivalents

Net increase in cash and cash equivalents	15,220
Cash and cash equivalents at beginning of period	77,492
Cash and cash equivalents at end of period	$92,712

See Notes to Financial Statements.

4

Wells Fargo Multi-Strategy 100 Fund I, LLC
Financial Highlights

	For the Period from February 1, 2011 to July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011		For the Year Ended January 31, 2010		For the Period from August 1, 2008 (a) to January 31, 2009
Per unit operating performance: (For unit outstanding throughout the period)

Members' capital per Unit at beginning of period	$1,330.8124	$1,225.8247		$1,151.3329		$1,315.5811

Income from investment operations:

Net investment loss(b)	(8.6717)	(17.1782)		(18.6319)		(10.3793)
Net realized and unrealized gain/(loss) from investments	(34.6125)	122.1659		93.1237		(153.8689)
Total from investment operations	(43.2842)	104.9877		74.4918		(164.2482)
Members' capital per Unit at end of period	$1,287.5282	$1,330.8124		$1,225.8247		$1,151.3329
Total return	(3.25% )	8.56%		6.47%		(12.48% )

Ratios to average members' capital:

Expenses gross of waiver(c) (d)	1.66%	1.75%		1.98%		2.26%
Expenses net of waiver(c) (d)	1.66%	1.75%		1.92%		2.07%
Net investment loss(c) (d)	(1.31% )	(1.37%	)	(1.58%	)	(1.71% )
Members' capital, end of period (in thousands)	$128,451	$126,139		$85,419		$60,594

(a)	Inception date.
(b)	Based on average units outstanding.
(c)	The expense ratio does not include expenses of the Trusts in which the Master Fund invests.
(d)	Annualized based on number of months during the period.

See the financial statements of the Master Fund for the portfolio turnover of the Master Fund.

See Notes to Financial Statements.

5

Wells Fargo Multi-Strategy 100 Fund I, LLC

Notes to Financial Statements
July 31, 2011 (Unaudited)

1. Organization and Description of Business

Wells Fargo Multi-Strategy 100 Fund I, LLC (the “Fund”), a Delaware limited liability company, has been registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company since August 1, 2008.  The Fund is a “feeder” fund in a “master-feeder” structure and invests substantially all of its assets in the Master Fund (together, the “Funds”). The Fund is designed solely for investment by taxable investors. The financial statements of the Master Fund, including its schedule of investments and notes to financial statements, are an integral part of these financial statements and should be read in conjunction with these financial statements.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Investment valuation – The Fund records its investment in the Master Fund at fair value based on the net asset value per unit as a practical expedient of the relevant series of the Master Fund.  The value of such investments in the Master Fund reflects the Fund’s proportionate interest (70.52% at July 31, 2011) in the members' capital of the Master Fund.  The performance of the Fund is directly affected by the performance of the Master Fund.  Valuation of the investments held by the Master Fund, including the categorization of fair value measurements, is discussed in the notes to the Master Fund’s financial statements, which are attached to this report.  The Fund has the same investment objective and strategies as the Master Fund.

(b)  Income taxes – The Fund intends to operate as a partnership and not as an association or a publicly traded partnership taxable as a corporation for U.S. federal income tax purposes. The Funds should not be subject to U.S. federal income tax, and each investor (a “Member”) will be required to report on its own annual tax return, to the extent required, the Member’s distributive share of the applicable Fund’s taxable income or loss.

Accounting for Uncertainty in Income Taxes set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.  Management has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements.  The Fund is not aware of any tax positions for which it is reasonable possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Fund filed 2008 and 2009 federal tax returns as well as state tax returns to Georgia, Oregon, Pennsylvania and Utah.  These tax returns remain subject to examination by the Internal Revenue Service.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period ended July 31, 2011, the Fund did not incur any interest or penalties.

(c)  Investment transactions and investment income – Purchases and sales of interests in the Master Fund are recorded on a trade-date basis and related revenues and expenses are recorded on accrual basis.  The Fund adopted the tax allocation rules provided for in Section 704(b) of the Internal Revenue Code.  Accordingly, its proportionate share of the Master Fund’s income, expenses, realized and unrealized gains and losses are allocated monthly using the aggregate method.  In addition, the Fund records its own investment income and operating expenses on an accrual basis.

(d) Cash and Cash Equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the Fund.

6

Wells Fargo Multi-Strategy 100 Fund I, LLC

Notes to Financial Statements
July 31, 2011 (Unaudited) (continued)

(e)  Distributions – The Fund presently does not intend to make periodic distributions of its net income or gains, if any, to Members.  The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the Fund’s board of managers (the “Fund Board").

(f)  Use of estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

(g)  Operating Expenses – The Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  The Fund will also, based upon its interest in the Master Fund, bear a proportionate interest in the operating expenses paid by the Master Fund.

(h)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund.  BNY Mellon Investment Servicing Trust Company (the “Custodian”) serves as the Custodian to the Fund.  The Fund pays the Administrator and the Custodian in consideration of these services.

3.  Related Party Transactions

Wells Fargo Alternative Asset Management, LLC, a Delaware limited liability company (the “Adviser” or “WFAAM”), is the investment adviser to the Funds.  WFAAM is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.  The Adviser is exempt from registering as a “commodity trading advisor” with the Commodity Futures Trading Commission (“CFTC”) under CFTC Rule 4.14(a)(8), and the Funds each are exempt from registering as a “commodity pool operator” pursuant to CFTC Rule 4.5.  As compensation for services and facilities provided by the Adviser under the terms of an investment advisory agreement entered into between the Master Fund and the Adviser dated as of July 31, 2008 (the “Advisory Agreement”), the Master Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding limited liability company interests (“Master Fund Interests”) of the Master Fund. In addition, the Fund Board has approved a service agreement entered into between the Fund and the Adviser under the same terms, except as set forth in the next sentence.  Under such agreement, the Fund does not pay the Adviser a fee if and for so long as the Fund is invested solely in the Master Fund.

The placement agent for the Fund is Alternative Strategies Brokerage Services, Inc. (“Placement Agent”). Investors will be assessed a placement fee (“Placement Fee”) by the placement agent on subscriptions in the amount of 2.00% on the first $500,000 subscribed for in the Fund, 1.00% on the next $500,000 subscribed for in the Fund, and 0.50% on any amount over $1,000,000 subscribed for in the Fund. In addition, WFAAM may pay a portion of the Management Fees it receives from the Master Fund to the Placement Agent, its affiliates or their registered representatives.

7

Wells Fargo Multi-Strategy 100 Fund I, LLC

Notes to Financial Statements (continued)
July 31, 2011 (Unaudited)

4.  Investment Transactions

Costs of purchases of interests in the Master Fund for the period ended July 31, 2011 were $15,414,500.  Proceeds from sales of interests in the Master Fund for the period ended July 31, 2011 were $8,735,730.

5.  Capital Share Transactions

The Fund offers and sells units of limited liability company interest (the “Units”) to investors eligible to invest in the Fund.  The Fund intends to accept initial and additional subscriptions for Units made after the closing date and the commencement of the Fund’s investment operations only once each month, effective as of the opening of business on the first business day in that month at the relevant net asset value per Unit (“Unit Value”) of the Fund as of the close of business on the last business day of the prior month.  The Fund Board may discontinue accepting subscriptions at any time.  The minimum initial investment in the Fund is $50,000.  The minimum additional investment is $10,000.  No Member of the Fund or other person holding Units of the Fund acquired from a Member will have the right to require the Fund to redeem those Units.  The Fund from time to time will offer to repurchase outstanding Units pursuant to written tenders by Members.  Repurchase offers will be made at such times and on such terms as may be determined by the Fund Board in its sole discretion and generally will be offers to repurchase an aggregate specified dollar amount of outstanding Units.

 Transactions in capital were as follows:

For the Six Month Period Ended July 31, 2011	Unit(s)	Amount
Units issued	11,643	$15,470,000
Units tendered	(6,661)	(8,735,730)
Net increase	4,982	$6,734,270

6.  Risk Factors

An investment in the Fund involves various risks.  The Fund allocates assets to the Master Fund. The Master Fund allocates assets to Trusts (as defined in the Master Fund’s financial statements) that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.  No guarantee or representation is made that the investment program will be successful.

8

Wells Fargo Multi-Strategy 100 Fund I, LLC

Notes to Financial Statements (continued)
July 31, 2011 (Unaudited)

7.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through financial statement issuance and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

9

Wells Fargo Multi-Strategy 100 Fund I, LLC

Supplemental Information (unaudited)

The Board of Managers of the Fund

The Fund’s Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund’s Board exercises the same powers, authority and responsibilities on behalf of the Fund, as is customarily exercised by the board of directors of a registered investment company organized as a corporation or trust.

The managers of the Fund’s Board are not required to contribute to the capital of the Fund or to hold Units of the Fund. A majority of the managers of the Fund’s Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Managers”).  The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors or trustees of a registered investment company organized, respectively, as a corporation or a trust.

The identity of the managers and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below.  Each manager who is deemed to be an “interested person” of the Fund as defined in the 1940 Act (an “Interested Manager”) is indicated by an asterisk. The business address of each person listed below is 333 Market Street, 29th Floor, San Francisco, CA 94105.

Managers

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Adam Taback* Age: 40	Manager, President	Indefinite term (since March 15, 2011)	President, Wells Fargo Alternative Asset Management, LLC, since March 15, 2011; President, Alternative Strategies Group, Inc., since 2001	5	ASGI Agility Income Fund, ASGI Aurora Opportunities Fund, LLC, ASGI Corbin Multi-Strategy Fund, LLC
Dennis G. Schmal Age: 64	Manager, Audit Committee Chairperson	Indefinite term (since August 1, 2008)	Self-employed; Board Director and Consultant	5
Director of Grail Advisors ETF Trust (5 Funds) since 2009, Director of the AssetMark mutual funds (13 Funds) since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.

10

Wells Fargo Multi-Strategy 100 Fund I, LLC

Supplemental Information (unaudited) (continued)

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Timothy H. Holmes Age: 49	Manager, Nominating and Compensation Committee Chairperson	Indefinite term (since August 1, 2008)	Consultant – Coast Asset Management since 2008; Portfolio Manager of Nuveen Asset Management 2007 to 2008; Managing Member/Chief Operating Officer of Ascendant Capital Partners/ BayStar Capital LLC from 2003 to 2006.	5	None.

*	Indicates an Interested Manager.

(1)
Each Independent Manager serves until death, retirement, resignation or removal from the Fund Board or the Master Fund Board.  Any Independent Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Independent Managers not subject to the removal vote (but only if there are at least three Independent Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(2)	The “Fund Complex” is comprised of 5 registered investment companies, including the Fund.

Principal Officers who are not Managers:

Name and Age	Position(s) with the Funds	Length of Time Served(1)	Principal Occupation During Past Five Years
Yukari Nakano Age: 59	Chief Operating Officer	Since March 15, 2011	Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.
Michael Roman Age: 31	Treasurer	Since March 15, 2011	Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc., 2003-2006.
Doretta L. Dunegan Age: 54	Chief Compliance Officer, Secretary	Since August 1, 2008	CCO of WFAAM since 2005, Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; CCO of Nelson Capital Management, LLC from 2005 to 2009.

(1)	Each officer serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

11

Wells Fargo Multi-Strategy 100 Fund I, LLC

Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

12

 Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Financial Statements for the Six Month
Period Ended July 31, 2011
(Unaudited)

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Table of Contents

Page

Schedule of Investments	1

Statement of Assets, Liabilities and Members’ Capital	3

Statement of Operations	4

Statements of Changes in Members’ Capital	5

Statement of Cash Flows	6

Financial Highlights	7

Notes to Financial Statements	9

Supplemental Information	17

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Schedule of Investments As of July 31, 2011 (Unaudited)

Strategy	Trusts	Cost	Fair Value
Convertible Arbitrage - 4.8%
	HFR CA Lazard Rathmore Fund	$6,439,467	$8,806,928
Distressed Securities - 8.8%
	HFR DS Feingold O'Keeffe Fund	4,368,802	4,921,893
	HFR EM Outrider Fund	9,828,827	11,162,122
			16,084,015
Equity Hedge - 29.1%
	HFR HE 360 Fund	6,397,718	6,093,531
	HFR HE Ajia Lighthorse China Growth Fund	7,497,519	9,142,793
	HFR HE Ardsley Renewable Energy Fund	3,923,554	3,690,800
	HFR HE CastleRock Fund	8,258,827	9,005,310
	HFR HE Courage Opportunity Fund	3,784,083	3,770,557
	HFR HE Jade Fund	6,061,015	6,771,372
	HFR HE Martin Currie Performance Fund	4,693,095	4,475,325
	HFR HE Victoire Latam Fund	10,355,308	10,093,737
			53,043,425
Event Driven - 6.3%
	HFR ED Global Fund	5,550,390	6,024,751
	HFR ED York Fund	4,920,259	5,338,650
			11,363,401
Macro - 12.1%
	HFR Macro Galtere Commodity Fund	6,386,205	6,444,177
	HFR Macro GAM Global Rates Fund	5,869,475	5,769,974
	HFR MF Beach Fund	4,320,117	4,565,467
	HFR MF Diversified Select Fund	5,083,996	5,305,314
			22,084,932
Market Neutral - 2.0%
	HFR MN Sabre Style Arbitrage Fund	3,664,421	3,681,422
Merger Arbitrage - 7.4%
	HFR MA Select Opportunity Fund	5,038,531	5,404,162
	HFR MA Shorewater Fund	3,675,417	3,715,753
	HFR MA Strategic Fund	4,103,549	4,344,408
			13,464,323
Relative Value - 25.5%
	HFR RVA Advent Global Opportunity Fund	9,960,588	10,815,705
	HFR RVA Constellation Fund	4,485,054	4,775,794
	HFR RVA Feingold O'Keeffe Fund	10,737,877	11,371,077
	HFR RVA Kayne MLP 1.25x Fund	3,820,085	4,932,234
	HFR RVA Salient MLP 1.25x Fund	5,279,197	5,744,848
	HFR RVA Whitebox Fund	7,730,254	8,800,826
			46,440,484
Total Investments** (Cost - $162,233,630*) - 96.0%			174,968,930
Other Assets Less Liabilities - 4.0%			7,210,057
Members' Capital - 100.0%			$182,178,987

Percentages shown are stated as a percentage of Members’ Capital as of July 31, 2011.

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Schedule of Investments (continued) As of July 31, 2011 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$161,122,643
	Gross unrealized appreciation	$37,310,071
	Gross unrealized depreciation	(23,463,784)
	Net unrealized appreciation	$13,846,287

**	Non-income producing securities.

Investments by Strategy (as a percentage of total investments)
Equity Hedge	30.3%
Relative Value	26.6
Macro	12.6
Distressed Securities	9.2
Merger Arbitrage	7.7
Event Driven	6.5
Convertible Arbitrage	5.0
Market Neutral	2.1
100.0%

See Notes to Financial Statements

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Statement of Assets, Liabilities and Members’ Capital As of July 31, 2011 (Unaudited)

Assets

Investments in Trusts, at fair value (cost - $162,233,630)	$174,968,930
Cash and cash equivalents	4,700,814
Investments in Trusts paid in advance	8,243,333
Rebate receivable	53,320
Other assets	46,076
Total assets	188,012,473

Liabilities

Payable for Units tendered	4,359,790
Subscriptions received in advance	1,045,600
Management fee payable	189,968
Directors' fees payable	2,350
Accrued expenses and other liabilities	235,778
Total liabilities	5,833,486

Members' Capital

Total members' capital	$182,178,987

Members' Capital per Unit

Wells Fargo Multi-Strategy 100 Fund I, LLC (130,909.6332 Units outstanding)	$981.3700
Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (44,752.0787 Units outstanding)	$978.1952
Wells Fargo Multi-Strategy 100 Fund A, LLC (4,079.6311 Units outstanding)	$1,048.4156
Wells Fargo Multi-Strategy 100 TEI Fund A, LLC (5,398.6308 Units outstanding)	$1,047.4466

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Statement of Operations For the Period from February 1, 2011 to July 31, 2011 (Unaudited)

Investment Income

Interest	$497
Rebate	326,696
Total investment income	327,193

Fund Expenses

Management fee	1,157,361
Accounting and administration services fees	83,979
Professional fees	73,000
Withholding tax - TEI	43,088
Registration fees	33,075
Custody fees	5,251
Directors' fees	4,700
Other operating expenses	94,552
Total expenses	1,495,006

Net investment loss	(1,167,813)

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized gain from investments in Trusts	2,165,697
Net change in unrealized depreciation from investments in Trusts	(7,182,047)
Total net realized and unrealized loss from investments in Trusts	(5,016,350)

Net decrease in members' capital resulting from operations	$(6,184,163)

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Statements of Changes in Members’ Capital

	For the Six Month Period Ended July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011
Increase/(Decrease) in Members' Capital
Operations

Net investment loss	$(1,167,813)	$(1,886,062)
Net realized gain from investments in Trusts	2,165,697	328,826
Net change in unrealized appreciation/(depreciation) on investments in Trusts	(7,182,047)	15,363,055
Net increase/(decrease) in members' capital resulting from operations	(6,184,163)	13,805,819

Capital Transactions

Issuance of Units	17,914,200	61,994,000
Units tendered	(10,516,988)	(14,592,094)
Increase in members' capital derived from capital transactions	7,397,212	47,401,906

Members' Capital

Total increase in members' capital	1,213,049	61,207,725
Beginning of period	180,965,938	119,758,213
End of period	$182,178,987	$180,965,938

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Statement of Cash Flows For the Period from February 1, 2011 to July 31, 2011 (Unaudited)

Cash Used in Operating Activities

Net decrease in members' capital resulting from operations	$(6,184,163)
Adjustments to reconcile net decrease in members' capital resulting from operations to net cash used in operating activities:
Decrease in investments in Trusts paid in advance	8,580,067
Increase in rebate receivable	(199)
Increase in other assets	(22,938)
Increase in management fee payable	1,265
Increase in accrued expenses and other liabilities	4,338
Net realized gain from investments in Trusts	(2,165,697)
Net change in unrealized depreciation on investments	7,182,047
Purchases of Trusts	(56,810,417)
Sales of Trusts	43,705,780

Net cash used in operating activities	(5,709,917)

Cash Provided by Financing Activities

Proceeds from issuance of Units (net of change in subscriptions received in advance of $(1,517,700))	16,396,500
Payments on tender of Units (net of change in payable for Units tendered of $1,239,342)	(11,756,330)

Net cash provided by financing activities	4,640,170

Cash and Cash Equivalents

Net decrease in cash and cash equivalents	(1,069,747)
Cash and cash equivalents at beginning of period	5,770,561
Cash and cash equivalents at end of period	$4,700,814

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Financial Highlights

	Wells Fargo Multi-Strategy 100 Fund I, LLC
	For the Period from February 1, 2011 to July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011		For the Year Ended January 31, 2010		For the Period from August 1, 2008 (a) to January 31, 2009
Per unit operating performance: (For unit outstanding throughout the period)

Members' capital per Unit at beginning of period	$1,013.8471	$932.6283		$875.1644		$1,000.0000

Income from investment operations:

Net investment loss(b)	(6.0984)	(11.8110)		(13.3449)		(7.8778)
Net realized and unrealized gain/(loss) from investments	(26.3787)	93.0298		70.8088		(116.9578)
Total from investment operations	(32.4771)	81.2188		57.4639		(124.8356)
Members' capital per Unit at end of period	$981.3700	$1,013.8471		$932.6283		$875.1644
Total return	(3.20% )	8.71%		6.57%		(12.48% )

Ratios to average members' capital:

Expenses(c) (d)	1.57%	1.61%		1.82%		2.07%
Net investment loss(c) (d)	(1.22% )	(1.24%	)	(1.48%	)	(1.71% )
Members' capital, end of period (in thousands)	$128,471	$126,148		$85,418		$60,584

Portfolio turnover	24%	73%		89%		30%

	Wells Fargo Multi-Strategy 100 TEI Fund I, LLC
	For the Period from February 1, 2011 to July 31, 2011 (Unaudited)	For the Year Ended January 31, 2011		For the Year Ended January 31, 2010		For the Period from August 1, 2008 (a) to January 31, 2009
Per unit operating performance: (For unit outstanding throughout the period)

Members' capital per Unit at beginning of period	$1,011.4442	$930.9349		$875.1644		$1,000.0000

Income from investment operations:

Net investment loss(b)	(6.9504)	(12.3149)		(14.9640)		(7.8778)
Net realized and unrealized gain/(loss) from investments	(26.2986)	92.8242		70.7345		(116.9578)
Total from investment operations	(33.2490)	80.5093		55.7705		(124.8356)
Members' capital per Unit at end of period	$978.1952	$1,011.4442		$930.9349		$875.1644
Total return	(3.29% )	8.65%		6.37%		(12.48% )

Ratios to average members' capital:

Expenses(c) (d)	1.75%	1.67%		2.01%		(2.07% )
Net investment loss(c) (d)	(1.39% )	(1.30%	)	(1.67%	)	(1.71% )

Members' capital, end of period (in thousands)	$43,776	$45,165		$34,340		$30,927

Portfolio turnover	24%	73%		89%		30%

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC Financial Highlights (continued)

	Wells Fargo Multi-Strategy 100 Fund A, LLC
	For the Period from February 1, 2011 to July 31, 2011 (Unaudited)	For the Period from September 1, 2010 (a) to January 31, 2011
Per unit operating performance: (For unit outstanding throughout the period)

Members' capital per Unit at beginning of period	$1,083.1116	$1,000.0000

Income from investment operations:

Net investment income/(loss)(b)	(6.5151)	(5.3363)
Net realized and unrealized gain/(loss) from investments	(28.1809)	88.4479
Total from investment operations	(34.6960)	83.1116
Members' capital per Unit at end of period	$1,048.4156	$1,083.1116
Total return	(3.20% )	8.31%

Ratios to average members' capital:

Expenses(c) (d)	1.57%	1.61%
Net investment income/(loss)(c) (d)	(1.22% )	(1.23%	)

Members' capital, end of period (in thousands)	$4,277	$4,255

Portfolio turnover	24%	73%

	Wells Fargo Multi-Strategy 100 TEI Fund A, LLC
	For the Period from February 1, 2011 to July 31, 2011 (Unaudited)	For the Period from September 1, 2010 (a) to January 31, 2011
Per unit operating performance: (For unit outstanding throughout the period)

Members' capital per Unit at beginning of period	$1,082.8959	$1,000.0000

Income from investment operations:

Net investment income/(loss)(b)	(7.2883)	(5.5458)
Net realized and unrealized gain/(loss) from investments	(28.1610)	88.4417
Total from investment operations	(35.4493)	82.8959
Members' capital per Unit at end of period	$1,047.4466	$1,082.8959
Total return	(3.27% )	8.29%

Ratios to average members' capital:

Expenses(c) (d)	1.72%	1.66%
Net investment income/(loss)(c) (d)	(1.36% )	(1.28%	)

Members' capital, end of period (in thousands)	$5,655	$5,397

Portfolio turnover	24%	73%

(a)	Inception date.

(b)	Based on average units outstanding.

(c)	The expenses and net investment income/(loss) ratios do not include expenses of the Trusts in which the Master Fund invests.

(d)	Annualized based on number of days during the period.

See Notes to Financial Statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements
July 31, 2011 (Unaudited)

1. Organization and Description of Business

Wells Fargo Multi-Strategy 100 Master Fund I, LLC (the “Master Fund”), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”) since August 1, 2008.  The Master Fund is a closed-end management investment company.  Wells Fargo Alternative Asset Management, LLC, a Delaware limited liability company (the “Adviser” or “WFAAM”), is the investment adviser to the Master Fund.

The Master Fund operates under a “master fund/feeder fund” structure where an individual feeder fund’s shareholders indirectly invest substantially all of their investable assets in the Master Fund.  The Master Fund’s shareholders are collectively referred to as the “Feeder-Funds”.  At July 31, 2011, Wells Fargo Multi-Strategy 100 Fund I, LLC (the "Taxable Investor Fund"), Wells Fargo Multi-Strategy 100 TEI Fund I, LLC (the "TEI Fund"), Wells Fargo Multi-Strategy 100 Fund A, LLC (the "Taxable Investor Fund A") and Wells Fargo Multi-Strategy 100 TEI Fund A, LLC (the "TEI Fund A") were the only shareholders invested in the Master Fund.  The TEI Fund invests in the Master Fund through Wells Fargo Multi-Strategy 100 TEI Fund I, LDC (the “Offshore Feeder Fund”) and the TEI Fund A invests in the Master Fund through Wells Fargo Multi-Strategy 100 TEI Fund A, LDC (the “Offshore Feeder Fund A”).  The Taxable Investor Fund, TEI Fund, Taxable Investor Fund A and TEI Fund A together are referred to as the "Feeder Funds".  The Master Fund and the Feeder Funds together are referred to as the "Funds".

The Master Fund’s investment objective is to maximize total return while maintaining equity-like volatility and downside protection in declining markets to reward the investors with consistent yet outsized equity-like returns over longer investment time horizons.  The Master Fund generally pursues its investment objective by investing in private investment funds, presently in certain of the various sub-trusts (each, a “Trust”, together, the “Trusts”) of HFR Umbrella Trust (“Umbrella Trust”), a Bermuda Unit Trust.  Each Trust pursues a distinct investment strategy under the direction of an independent investment manager (each, a “Trading Manager”).  Each Trust is associated with a specific Trading Manager and strategy.  WFAAM intends to utilize various investment strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage.  WFAAM also intends to use proprietary analytical and optimization techniques to create combinations of strategies to achieve the risk and return objectives.  WFAAM reserves the right to retain assets at the Master Fund level and to invest assets of the Master Fund in securities and assets other than the Trusts, including other private investment funds. There is no guarantee the Master Fund will achieve its investment objective.

Under the Master Fund's organizational documents, its officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts with service providers that contain a variety of indemnification clauses.  The Master Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Master Fund and, therefore, cannot be estimated.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Master Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Valuation of investments in Trusts – The Master Fund values its investments in the Trusts at fair value in accordance with procedures established by the Master Fund’s Board of Managers (the “Master Fund Board”).  The fair value of the Master Fund’s interest in a Trust will generally represent the net asset value of the Trust as a practical expedient.  The Master Fund could reasonably expect to receive this amount from the Trust or from a third party if the Master Fund’s interest were redeemed or sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable.  These investments are redeemable with the Trusts at net asset values under the original terms of the partnership agreements and/or subscription agreements and operations of the Trusts.  However, it is possible that these redemption rights may be restricted or eliminated by the Trusts in the future in accordance with the underlying funds’ agreements.  Due to the nature of the investments held by the Trusts, changes in market conditions and the economic environment may significantly impact the net asset value of the Trusts and the fair value of the Master Fund’s interests in the Trusts.  Furthermore, changes to the liquidity provisions of the Trusts may significantly impact the fair value of the Master Fund’s interests in the Trusts.  Under some circumstances, the Master Fund or the Adviser may determine, based on other information available to the Master Fund or the Adviser, that a Trust’s reported valuation does not represent fair value.  In addition, the Master Fund may not have a Trust’s reported valuation as of a particular fiscal period end.  In such cases, the Master Fund would determine the fair value of such a Trust based on any relevant information available at the time.  The Master Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Master Fund.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
July 31, 2011 (Unaudited)

Authoritative guidance permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.  A detailed depiction of each investment in the Master Fund by strategy can be found in the tables within the Schedule of Investments.

(b)  Income taxes – The Master Fund is classified as a partnership for U.S. federal income tax purposes and not as an association taxable as a corporation.  No provision has been made in the accompanying Financial Statements as the individual partners are responsible for income taxes, if any.

Accounting for Uncertainty in Income Taxes set forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.  Management has analyzed the Master Fund’s tax positions and has concluded that no provision for income tax is required in the Master Fund’s financial statements.  The Master Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  The Master Fund filed 2008 and 2009 federal income tax return and it remains subject to examination by the Internal Revenue Service.  The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the period ended July 31, 2011, the Master Fund did not incur any interest or penalties.

(c)  Security transactions and investment income – The Master Fund’s transactions are recorded on the effective dates of the transactions.  Realized gains and losses on the Master Fund transactions are determined on the average cost basis.  Interest income is recognized on the accrual basis.  The Master Fund will indirectly bear a portion of the Trusts’ income and expenses, including management fees and incentive fees charged by the Trusts.  That income and those expenses are recorded in the Master Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
July 31, 2011 (Unaudited)

(d)  Cash and Cash Equivalents – The Master Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Master Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the Master Fund.

(e)  Rebate Income – A portion of the management fees charged by the investment managers of the Trusts that the Master Fund invests in is rebated to the Master Fund and is recognized on the accrual basis.

(f)  Distributions – The Master Fund presently does not intend to make periodic distributions of its net income or gains, if any, to investors (the “Members”).  The amount and times of distributions, if any, will be determined in the sole and absolute discretion of the Master Fund Board.

(g)  Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statement.  Actual results could differ from those estimates.

(h) Operating Expenses – The Master Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  Operating costs also include, by way of example: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Master Fund under, and compliance with, any applicable federal and state laws. Such expenses are pro rated among all Members.

(i)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Master Fund.  Under an agreement made between the Administrator and the Master Fund, the following annual fee will be calculated upon the Master Fund’s beginning of the month’s net assets and paid monthly:

0.075% of the first $200 million of aggregate beginning of month net assets;
0.060% of the next $200 million of aggregate beginning of month net assets; and
0.040% of aggregate beginning of month net assets in excess of $400 million.

Asset-based fees will not be charged to the Feeder Funds; provided that 100% of the assets of the Feeder Fund invest into the Master Fund.

BNY Mellon Investment Servicing Trust Company (the “Custodian”) serves as the Custodian to the Master Fund, which pays the Custodian a monthly fee based on gross ending assets at the end of each month.

The Master Fund also pays the Administrator certain fixed fees for tax preparation and other services.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
July 31, 2011 (Unaudited)

3.  Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  The Adviser also serves as investment adviser to private investment funds, some of which utilize a multi-manager, multi-strategy investment approach.  The Adviser is exempt from registering as a “commodity trading advisor” with the CFTC under CFTC Rule 4.14(a)(8), and the Feeder Funds and the Master Fund each are exempt from registering as a “commodity pool operator” pursuant to CFTC Rule 4.5.  The Adviser is responsible for identifying what it considers to be attractive investment opportunities and for day-to-day oversight of the Master Fund’s portfolio.  Subject to policies adopted by the Master Fund Board and each Feeder Fund’s Board of Managers (the “Feeder Fund Board”) and applicable law, the Adviser is responsible for the day-to-day management of the Master Fund and for the allocation of the Master Fund’s assets to various Trusts.

Investment advisory services are provided to the Master Fund by WFAAM pursuant to an investment advisory agreement dated July 31, 2008 (the “Advisory Agreement”).  As compensation for services and facilities provided by the Adviser under the Advisory Agreement, the Master Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding limited liability company interests (“Master Fund Interests”) of the Master Fund determined as of the last business day of that month (before any repurchases of Master Fund Interests).  A portion of the Management Fee may be reallocated internally to affiliates of the Adviser that supply services related to the distribution of Units.

In addition, each Feeder Fund Board has approved a service agreement entered into among each feeder and the Adviser under the same terms, except as set forth in the next sentence.  Under such agreement, the Feeder Funds do not pay the Adviser a fee if and for so long as the Feeder Funds are invested solely in the Master Fund.

4.  Investment Transactions

Purchases of Trusts for the period ended July 31, 2011 were $56,810,417 and proceeds from sales of Trusts for the period ended July 31, 2011 were $43,705,780.

5.  Investments in Trusts

The Umbrella Trust serves as a transparency platform, which WFAAM believes provides a wide spectrum of investment strategies managed by numerous independent managers.  WFAAM actively allocates, and from time to time reallocates, the Master Fund’s assets among certain of the various Trusts.  While redemptions are permitted as noted in the table below for the Trusts, such redemptions may be suspended at any time upon the election of the management of the Trusts.

The investment manager of the Umbrella Trust and each Trust is HFR Asset Management L.L.C. (“HFR”), whose managing member is HFR Group, L.L.C., also a Delaware limited liability company.  HFR is registered as an investment adviser under the Advisers Act.

The following table lists the Master Fund’s investments in the Trusts for the period ended July 31, 2011, none of which was a related party.  The Master Fund indirectly bears fees and expenses as an investor in the Trusts.  Each series of each Trust will pay HFR a management fee, accrued monthly and paid quarterly.  The fee rate will vary and is expected to range from 1.10% to 2.60% per annum of the net asset value of that series. Additionally, HFR will generally receive an incentive allocation from each series of each Trust equal to 20% of any net new appreciation of that series as of the end of each performance period for which an incentive allocation is determined.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
July 31, 2011 (Unaudited)

Information about the underlying investments held by the Trusts is not readily available, so it is unknown whether the Trusts hold any single investment whereby the Master Fund’s proportionate share equals 5% of each Trust’s net assets at July 31, 2011.

Investments in Trusts	% of Master Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Redemptions Permitted
HFR CA Lazard Rathmore Fund	5.0	$8,806,928	$(121,439)	$141,291	Monthly
HFR DS Feingold O'Keeffe Fund	2.8	4,921,893	(15,391)	31,606	Monthly
HFR DS Tiedemann Fund	—	—	(104,412)	(3,935)	Monthly
HFR ED Courage Special Situations Fund	—	—	408,318	(297,622)	Monthly
HFR ED Global Fund	3.4	6,024,751	(33,836)	195,227	Monthly
HFR ED York Fund	3.1	5,338,650	(51,878)	29,572	Monthly
HFR EM Outrider Fund	6.4	11,162,122	239,181	214,061	Monthly
HFR HE 360 Fund	3.5	6,093,531	44,762	(288,403)	Monthly
HFR HE Ajia Lighthorse China Growth Fund	5.2	9,142,793	(733,357)	717,427	Monthly
HFR HE Ardsley Renewable Energy Fund	2.1	3,690,800	(232,753)	(45,946)	Monthly
HFR HE CastleRock Fund	5.1	9,005,310	(89,240)	116,759	Monthly
HFR HE Courage Opportunity Fund	2.2	3,770,557	(13,525)	134	Monthly
HFR HE Jade Fund	3.9	6,771,372	(5,564,152)	953,810	Monthly
HFR HE Martin Currie Performance Fund	2.6	4,475,325	(217,769)	(55,605)	Monthly
HFR HE Turner Select Opportunities Fund	—	—	—	(95,767)	Monthly
HFR HE Victoire Latam Fund	5.8	10,093,737	(261,571)	1,108	Monthly
HFR MA Select Opportunity Fund	3.1	5,404,162	47,564	12,303	Monthly
HFR MA Shorewater Fund	2.1	3,715,753	(85,746)	55,137	Monthly
HFR MA Strategic Fund	2.5	4,344,408	(154,883)	21,313	Monthly
HFR Macro Galtere Commodity Fund	3.7	6,444,177	(72,928)	12,405	Monthly
HFR Macro GAM Global Rates Fund	3.3	5,769,974	(487,486)	16,975	Monthly
HFR MF Beach Fund	2.6	4,565,467	46,479	6,852	Monthly
HFR MF Diversified Select Fund	3.0	5,305,314	180,741	3,414	Monthly
HFR MN Sabre Style Arbitrage Fund	2.1	3,681,422	105,446	721	Monthly
HFR RVA Advent Global Opportunity Fund	6.2	10,815,705	(304,122)	215,093	Monthly
HFR RVA Constellation Fund	2.7	4,775,794	243,522	3,323	Monthly
HFR RVA Feingold O'Keeffe Fund	6.5	11,371,077	(96,540)	43,143	Monthly
HFR RVA Kayne MLP 1.25x Fund	2.8	4,932,234	(33,356)	70,099	Monthly
HFR RVA Salient MLP 1.25x Fund	3.3	5,744,848	73,504	31,697	Monthly
HFR RVA Whitebox Fund	5.0	8,800,826	102,820	59,505	Monthly

Total Investments in Trusts	100.0%	$174,968,930	$(7,182,047)	$2,165,697

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
July 31, 2011 (Unaudited)

The following is a summary of the investment strategies of the investments in the Trusts held in the Master Fund as of July 31, 2011.  All Trusts are redeemable monthly with 15 business days prior written notice to the administrator of respective Trust, except the following: HFR CA Lazard Rathmore Fund, which is redeemable monthly with 45 calendar days prior written notice to the administrator of respective Trust; and HFR RVA Constellation Fund, which is redeemable monthly with 60 calendar days prior written notice to the administrator of respective Trust.  The Master Fund had no unfunded capital commitments as of July 31, 2011.

The Trust in the convertible arbitrage strategy involves purchasing a portfolio of convertible securities and hedging those positions by selling short the underlying common stock.  Trading Managers will, in an effort to capitalize on relative pricing inefficiencies, purchase long positions in convertible securities, generally convertible bonds, convertible preferred stock or warrants, and hedge a portion of the equity risk by selling short the underlying common stock.  Trading Managers may also seek to hedge interest rate exposure under some circumstances.

The Trusts in the distressed securities strategy invest in, and may sell short, the securities of companies where the security’s price has been, or is expected to be, affected by a distressed situation.  This may involve reorganizations, bankruptcies, distressed sales and other corporate restructurings.  Trading Managers will seek profit opportunities arising from inefficiencies in the market for such securities and other obligations.

The Trusts in the equity hedge strategy combine core long holdings of equities with short sales of equities as well as limited use of options and CFTC-approved futures contracts primarily for hedging purposes.  Profits are made when long positions appreciate and stocks sold short depreciate.  Conversely, losses are incurred when long positions depreciate and/or the value of stocks sold short appreciates.

The Trusts in the event driven strategy invest in opportunities created by significant transactional events, such as spin-offs, mergers and acquisitions, bankruptcy reorganizations, recapitalizations and share buybacks.  Instruments include long and short common and preferred stocks, as well as debt securities, options and CFTC-approved futures contracts primarily for hedging purposes.  Trading Managers may hedge against market risk by purchasing S&P put options or put option spreads.

The Trusts in the macro strategy attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets.  To identify extreme price valuations, Trading Managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.

The Trust in the market neutral strategy strives to generate consistent returns in both up and down markets by selecting positions with a total net exposure of zero.  Trading Managers will hold a large number of long equity positions and an equal, or close to equal, dollar amount of offsetting short positions for a total net exposure close to zero.  By taking long and short positions in equal amounts, an equity neutral Trading Manager seeks to neutralize the effect that a systematic change will have on values of the stock market as a whole.

The Trusts in the merger arbitrage strategy focus on investment opportunities that arise from corporate transactions and business combinations of varied nature, consisting of but not limited to, acquirer/target and mergers between business entities.  Trading Managers will seek profit opportunities arising from inefficiencies in the market for such securities and other obligations, as a function of ongoing transaction developments determining ultimate realized value.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
July 31, 2011 (Unaudited)

The Trusts in the relative value strategy employ multiple arbitrage investment strategies including forms of fixed-income arbitrage, merger arbitrage, convertible arbitrage, pairs trading, index-rebalancing arbitrage and capital structure arbitrage.  Generally, Trading Managers take offsetting long and short positions in similar or related securities when their values, which are mathematically or historically interrelated, are temporarily distorted.  In addition, Trading Managers make decisions regarding which relative value strategies offer the best opportunities at any given time and weight strategies accordingly in their overall portfolio.

The investments in Trusts paid in advance of $8,243,333 on the Statement of Assets, Liabilities and Members’ Capital relates to cash paid prior to the period ended July 31, 2011 for investments in Trusts effective August 1, 2011.

6.  Fair Value Measurements

The Master Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

When the inputs used to measure fair value fall within different levels of the hierarchy, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to fair value.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between the levels indicated above for the period ended July 31, 2011.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Master Fund's members' capital as of July 31, 2011 is as follows:

Description	Total Fair Value at July 31, 2011	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Convertible Arbitrage	$8,806,928	$—	$8,806,928	$—
Distressed Securities	16,084,015	—	16,084,015	—
Equity Hedge	53,043,425	—	53,043,425	—
Event Driven	11,363,401	—	11,363,401	—
Macro	22,084,932	—	22,084,932	—
Market Neutral	3,681,422	—	3,681,422	—
Merger Arbitrage	13,464,323	—	13,464,323	—
Relative Value	46,440,484	—	46,440,484	—
Total Investments	$174,968,930	$—	$174,968,930	$—

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Notes to Financial Statements (continued)
July 31, 2011 (Unaudited)

7.  Capital Share Transactions

The Master Fund intends to accept initial and additional subscriptions for Units made after the closing date and the commencement of the Master Fund’s investment operations only once each month, effective as of the opening of business on the first business day in that month at the relevant net asset value per Unit of the Master Fund as of the close of business on the last business day of the prior month. The Master Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Members, the Master Fund may from time to time offer to repurchase Units pursuant to written tenders by Members. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund Board in its sole discretion.

The Feeder Funds' assets consist primarily of interests in the Master Fund.  With respect to the TEI Fund, these interests are held through the Offshore Feeder Fund.  The Master Fund Board expects that the Master Fund will conduct repurchase offers on a quarterly basis in order to permit the Feeder Funds to meet their obligations under their repurchase offers.

For the six month period ended July 31, 2011, transactions in the Master Fund's interest were as follows:
	Issuance (in Units)	Issuance	Tender (in Units)	Tender

Taxable Investor Fund	15,225	$15,414,500	(8,741)	$(8,735,730)

Taxable Investor Fund A	175	189,500	(24)	(25,000)

TEI Fund	1,811	1,831,800	(1,713)	(1,725,258)

TEI Fund A	444	478,400	(30)	(31,000)
	17,655	$17,914,200	(10,508)	$(10,516,988)

8.  Risk Factors

An investment in the Master Fund involves various risks. The Master Fund allocates assets to Trusts that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.  No guarantee or representation is made that the investment program will be successful.

9.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Master Fund through financial statement issuance and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited)

The Boards of Managers of the Funds and the Master Fund

The Feeder Fund Boards and the Master Fund Board provide broad oversight over the operations and affairs of the Funds, and have overall responsibility to manage and control the business affairs of the Funds, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Funds’ business.  The Feeder Fund Boards and the Master Fund Board exercise the same powers, authority and responsibilities on behalf of the Funds, as are customarily exercised by the board of directors of a registered investment company organized as a corporation or trust.  The Offshore Feeder Fund has two members: the TEI Fund (which serves as the managing member) and the Adviser (which holds only a nominal, non-voting, non-participating interest).  The Offshore Feeder Fund does not have a board of directors.  The Members of the Offshore Feeder Fund have delegated the day-to-day management, as well as general oversight responsibilities of the Offshore Feeder Fund, to the TEI Fund.  The Board of the TEI Fund therefore effectively makes all decisions on behalf of the Offshore Feeder Fund.

The managers of the Feeder Fund Boards and the Master Fund Board are not required to contribute to the capital of the Funds or to hold Units of the Funds.  A majority of the managers of the Feeder Fund Boards and the Master Fund Board are persons who are not “interested persons” (as defined in the 1940 Act) of the Funds (collectively, the “Independent Managers”).  The Independent Managers perform the same functions for the Funds as are customarily exercised by the non-interested directors or trustees of a registered investment company organized, respectively, as a corporation or a trust.

The identity of the Independent Managers and officers of the Funds and brief biographical information regarding each such person during the past five years is set forth below.  Each Independent Manager who is deemed to be an “interested person” of the Funds, as defined in the 1940 Act (an “Interested Manager”), is indicated by an asterisk. The business address of each person listed below is 333 Market Street, 29th Floor, San Francisco, CA 94105.

Managers

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held by Manager
Adam Taback* Age: 40	Manager, President	Indefinite term (since March 15, 2011)	President, Wells Fargo Alternative Asset Management, LLC, since March 15, 2011; President, Alternative Strategies Group, Inc., since 2001	5	ASGI Agility Income Fund, ASGI Aurora Opportunities Fund, LLC, ASGI Corbin Multi-Strategy Fund, LLC
Dennis G. Schmal Age: 64	Manager, Audit Committee Chairperson	Indefinite term (since August 1, 2008)	Self-employed; Board Director and Consultant	5
Director of Grail Advisors ETF Trust (5 Funds) since 2009, Director of the AssetMark mutual funds (13 Funds) since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation since 2005; Director of Varian Semiconductor Equipment Associates since 2004; Director of Merriman Curhan Ford Group since 2003; Director of North Bay Bancorp from 2006 to 2007.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

Name and Age	Position(s) with the Funds	Term of Office and Length(1) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex2 Overseen by Manager	Other Directorships Held
Timothy H. Holmes Age: 49	Manager, Nominating and Compensation Committee Chairperson	Indefinite term (since August 1, 2008)	Consultant – Coast Asset Management since 2008; Portfolio Manager of Nuveen Asset Management 2007 to 2008; Managing Member/Chief Operating Officer of Ascendant Capital Partners/ BayStar Capital LLC from 2003 to 2006.	5	None.

*     Indicates an Interested Manager.

(1)
Each Independent Manager serves until death, retirement, resignation or removal from the Fund Board or the Master Fund Board.  Any Independent Manager may be removed either (a) with or without cause by the vote or written consent of at least two thirds (2/3) of the Independent Managers not subject to the removal vote (but only if there are at least three Independent Managers serving on the Board at the time of such vote or written consent) or (b) with or without cause by, if at a meeting, a vote of the Members holding a majority of the total number of votes present at such meeting or, if by written consent, a vote of Members holding at least two-thirds (2/3) of the total number of votes eligible to be cast by all Members.

(2)	The “Fund Complex” is comprised of 5 registered investment companies, including the Fund.

Principal Officers who are not Managers:

Name and Age	Position(s) with the Funds	Length of Time Served(1)	Principal Occupation During Past Five Years
Yukari Nakano Age: 59	Chief Operating Officer	Since March 15, 2011	Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.
Michael Roman Age: 31	Treasurer	Since March 15, 2011	Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc., 2003-2006.
Doretta L. Dunegan Age: 54	Chief Compliance Officer, Secretary	Since August 1, 2008	CCO of WFAAM since 2005, Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; CCO of Nelson Capital Management, LLC from 2005 to 2009.

(1)	Each officer serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Master Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (415) 371-4000 and on the SEC’s web site at www.sec.gov.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on June 21, 2011, the Board, including the Managers who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Managers”), considered and approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Master Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. At the request of the Independent Managers, representatives of the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Managers relating to, among other things, portfolio management, the Adviser’s staffing and training program, Master Fund and Adviser compliance programs, Master Fund performance including benchmarks and comparisons to other funds, Master Fund fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Managers, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Board was assisted by counsel.

The Board did not consider any single factor as controlling in determining whether to approve the Advisory Agreement.  Nor are the items described herein all encompassing of the matters considered by the Board.

The nature, extent and quality of the advisory services provided.With respect to the Advisory Agreement, the Board considered:  the background and experience of key investment personnel, their roles with the Adviser’s sister-adviser ASGI, including Adviser personnel hires in March 2011; the Adviser’s investment approach and commitment to principles; and, the Adviser’s oversight of and interaction with service providers. The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Master Fund’s operations, the competitive landscape and Member needs.

Wells Fargo Multi-Strategy 100 Master Fund I, LLC

Supplemental Information (unaudited) (continued)

The investment performance of the Master Fund.The Board evaluated the comparative information provided by the Adviser regarding the Master Fund’s investment performance, information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Master Fund’s investment performance for the period met conveyed expectations regarding performance and was in keeping with long-term investment expectations. On the basis of the assessment, the Board concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Master Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability.  In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. On the basis of the Board’s review of the fees charged by the Adviser for investment advisory and related services, the unique nature of the Master Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Master Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Funds and the Adviser.

The extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund investors.  While noting that the management fees will not decrease as the level of Fund assets increase, the Board concluded that the management fees reflect the relatively small size of the Funds, the current economic environment for the Adviser, including its support and monitoring of the Funds, investment decision-making, and the competitive nature of the investment company market as relevant to the Funds. The Board noted that it will have the opportunity to periodically reexamine whether the Funds have achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits to the Adviser from its relationship with the Funds.The Board concluded that other benefits derived by the Adviser from its relationship with the Funds, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Funds and Members therein, and are consistent with industry practice and the best interests of the Funds and the Members. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Funds.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wells Fargo Multi-Strategy 100 Fund I, LLC

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (Principal Executive Officer)

Date	October 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President (Principal Executive Officer)

Date	October 6, 2011

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer (Principal Financial Officer)

Date	October 6, 2011

*Print the name and title of each signing officer under his or her signature.